Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 6,035,585	$ 217,577	$ 2,973,359	$ 3,022,253
Adjustments to reconcile profit (loss)
Depreciation expenses	4,634,112	167,055	4,175,519	3,731,914
(Reversal of) expected credit losses	299	11	264	(806)
Interest expense	120,998	4,362	162,400	171,075
Interest income	(9,980)	(360)	(27,778)	(64,368)
Dividend income	(4,690)	(169)	(3,229)	(585)
Share-based payments				822
Share of loss (profit) of associates and joint ventures accounted for using equity method	(625,733)	(22,557)	147,329	154,926
Gain on valuation of financial assets at fair value through profit or loss	(15,262)	(550)	(24,015)	(1,317)
Gain on disposal of property, plant and equipment, net	(33,935)	(1,223)	(48,070)	(20,271)
Insurance compensation income				(10,435)
Gain from lease modification	(891)	(32)
Impairment loss on property, plant and equipment	4,843	174		9,938
Gain on disposal of investment accounted for using equity method				(973,609)
Deferred revenue	(12,389)	(447)	(10,143)	(12,279)
Financial assets at fair value through profit or loss	(290,637)	(10,477)	(28,435)	1,750
Current contract assets	(11,242)	(405)	(11,150)	(78,013)
Accounts and notes receivable	(980,816)	(35,357)	(911,355)	294,409
Accounts receivable – related parties			1,045	(905)
Other receivables	(46,089)	(1,661)	13,529	(8,082)
Other receivables – related parties			4,923	12,437
Inventories	(1,105,102)	(39,838)	(334,433)	11,193
Prepayments	(67,401)	(2,430)	(10,485)	(4,333)
Other non-current assets	6,915	249	6,337	6,914
Current contract liabilities			(1,231)	(201)
Accounts and notes payable	42,694	1,539	170,172	182,277
Accounts payable – related parties				(347)
Other payables	471,766	17,007	112,151	331,207
Other payables – related parties				(218)
Current provisions	818	29	1,465	(27,354)
Current refund liabilities	(15)	(1)	(16,136)	(6,627)
Other current liabilities	(6,838)	(247)	(11,183)	1,442
Net defined benefit liability, non-current	(23,362)	(842)	(20,446)	(19,742)
Cash generated from operations	8,083,648	291,407	6,310,404	6,703,065
Interest received	10,344	373	32,817	67,105
Dividends received	17,140	618	23,229	20,585
Interest paid	(99,857)	(3,600)	(150,135)	(171,149)
Income tax paid	(691,566)	(24,930)	(276,079)	(637,169)
Net cash generated from operating activities	7,319,709	263,868	5,940,236	5,982,437
Cash flows from investing activities
Decrease (increase) in financial assets at amortized cost	188,023	6,778	(17,381)	30,851
Proceeds from insurance compensation				10,435
Proceeds from disposal of investment accounted for using equity method				1,180,179
Proceeds from disposal of financial assets at fair value through profit or loss	9,427	340
Acquisition of property, plant and equipment	(5,881,506)	(212,023)	(3,961,026)	(5,440,621)
Proceeds from disposal of property, plant and equipment	120,586	4,347	87,107	21,434
Decrease (increase) in refundable deposits	(92)	(3)	(41)	861
Increase in other non-current assets	(501,177)	(18,066)	(10,919)	(45,480)
Increase in long-term deferred revenue	49,349	1,779	85,909	4,500
Proceeds from capital reduction of investment in associate			17,000
Net cash used in investing activities	(6,015,390)	(216,848)	(3,799,351)	(4,237,841)
Cash flows from financing activities
Proceeds from short-term bank loans	2,195,726	79,154	151,071	834,955
Payments on short-term bank loans	(1,463,975)	(52,775)	(151,071)	(834,955)
Payment on lease liabilities	(289,668)	(10,442)	(84,928)	(48,161)
Proceeds from long-term bank loans	4,908,782	176,957	4,429,593
Payments on long-term bank loans	(3,256,450)	(117,392)	(5,756,450)	(756,450)
Increase (decrease) in guarantee deposits	(45)	(2)	575	3
Cash dividend paid	(1,599,928)	(57,676)	(1,309,032)	(872,718)
Net cash (used in) generated from financing activities	494,442	17,824	(2,720,242)	(1,677,326)
Net increase (decrease) in cash and cash equivalents	1,798,761	64,844	(579,357)	67,270
Effect of foreign exchange rate changes	(6,236)	(225)	(11,076)	(5,708)
Cash and cash equivalents at beginning of year	4,113,651	148,293	4,704,084	4,642,522
Cash and cash equivalents at end of year	$ 5,906,176	$ 212,912	$ 4,113,651	$ 4,704,084